T. ROWE PRICE Retirement Blend 2005 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 56.5%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund  13,496 10,565 1,488 2,418,936 22,424
QM U.S. Bond Index Fund  12,106 8,937 1,352 2,050,545 20,177
International Bond Fund (USD
Hedged)  4,733 3,143 514 860,434 7,426
Dynamic Global Bond Fund  2,913 1,880 354 579,581 4,341
Emerging Markets Bond Fund  2,532 1,736 267 427,739 4,273
High Yield Fund  2,214 1,367 231 563,142 3,362
U.S. Treasury Long-Term Index
Fund  2,148 1,078 425 398,164 2,950
Dynamic Credit Fund  1,223 778 132 212,214 1,865
Floating Rate Fund  753 521 79 129,340 1,171
Total Bond Funds (Cost $67,069) 67,989
EQUITY FUNDS 40.5%
T. Rowe Price Funds:
Equity Index 500 Fund  8,007 5,287 2,522 67,011 11,983
International Equity Index Fund  4,106 2,455 846 303,380 6,671
Value Fund  2,981 1,967 302 97,779 5,164
Hedged Equity Fund  3,165 1,965 407 367,535 4,892
Growth Stock Fund  2,763 2,419 426 43,488 4,503
Real Assets Fund  2,119 1,223 923 159,447 3,347
International Value Equity Fund  1,615 925 573 93,442 2,487
International Stock Fund  999 657 100 71,569 1,613
Emerging Markets Discovery Stock
Fund  863 527 242 73,240 1,528
Emerging Markets Stock Fund  755 443 172 27,474 1,389
Mid-Cap Index Fund  995 564 314 58,578 1,327
Small-Cap Index Fund  743 446 206 63,689 1,167
Mid-Cap Value Fund  448 274 95 19,953 711
Mid-Cap Growth Fund  546 291 172 6,785 687
New Horizons Fund (3) 310 395 69 11,503 657
Small-Cap Value Fund  456 263 171 10,905 607
Total Equity Funds (Cost $41,052) 48,733

T. ROWE PRICE Retirement Blend 2005 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds  3.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 2,994 3,687 3,135 3,546,487 3,546
Total Short-Term Investments (Cost $3,546) 3,546
Total Investments in Securities 100.0%
(Cost $111,667) $ 120,268
Other Assets Less Liabilities (0.0)% (50)
Net Assets 100.0% $ 120,218
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$175 and $175, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ (4) $ 80
Dynamic Global Bond Fund  (5) (98) 123
Emerging Markets Bond Fund  — 272 160
Emerging Markets Discovery Stock Fund  9 380 63
Emerging Markets Stock Fund  3 363 21
Equity Index 500 Fund  168 1,211 90
Floating Rate Fund  — (24) 52
Growth Stock Fund  455 (253) 4
Hedged Equity Fund  199 169 58
High Yield Fund  (1) 12 149
International Bond Fund (USD Hedged)  (1) 64 175
International Equity Index Fund  7 956 188
International Stock Fund  88 57 40
International Value Equity Fund  17 520 71
Mid-Cap Growth Fund  31 22 4
Mid-Cap Index Fund  62 82 12
Mid-Cap Value Fund  24 84 13
New Horizons Fund  50 21 —
QM U.S. Bond Index Fund  (7) 486 513
Real Assets Fund  14 928 107
Small-Cap Index Fund  11 184 13
Small-Cap Value Fund  45 59 8
U.S. Limited Duration TIPS Index Fund  (12) (149) 738
U.S. Treasury Long-Term Index Fund  (14) 149 76
Value Fund  149 518 64
U.S. Treasury Money Fund, 3.76% — — 101
Affiliates not held at period end — — —
Totals $ 1,292# $ 6,009 $ 2,923+

T. ROWE PRICE Retirement Blend 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $1,268 of the net realized gain (loss).
+ Investment income comprised $2,923 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2005
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1338-054Q3 02/26